RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
In thousands of Canadian dollars	2019	2018

Short-term employee salaries and benefits	$2,260	$2,382
Share-based payments	4,119	3,232
Total compensation	$6,379	$5,614